Derivative Instruments (Details 1) (USD $) In Thousands, unless otherwise specified			12 Months Ended
	Jan. 17, 2012	Dec. 31, 2011	Dec. 31, 2011 U.S. Dollar-denominated interest rate swaps [Member]	Dec. 31, 2011 U.S. Dollar-denominated interest rate swaps [Member]	Dec. 31, 2011 U.S. Dollar-denominated interest rate swaps [Member]
Interest rate swap agreements
Interest Rate Index			LIBOR	LIBOR	LIBOR
Notional Amount		$ 1,612,049	$ 900,000	$ 613,549	$ 98,500
Fair Value /Carrying Amount of Assets (Liability)		$ (297,979)	$ (221,163)	$ (76,010)	$ (806)
Derivative, Average Remaining Maturity			12.5	5.9	1.9
Derivative, Fixed Interest Rate	7.49%		4.70%	4.10%	1.10%